CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Loss from continued operations	R$ (2,114.5)	R$ (966.8)	R$ (111.0)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortization	962.7	895.5	751.7
Depreciation and depletion of biological assets	784.5	736.8	658.0
Loss (gain) on disposals of property, plant and equipments	51.0	8.4	(33.7)
Gain in business combination	0.0	0.0	(59.6)
Provision for losses in inventories	352.2	224.7	70.7
Provision for tax, civil and labor risks	214.4	443.3	398.8
Tax Amnesty Program ("PERT")	0.0	(449.8)	0.0
Income (loss) from associates and joint ventures	(17.7)	(22.4)	(29.3)
Financial results, net	2,241.5	1,881.8	1,300.2
Deferred income tax	(340.1)	(210.6)	(15.9)
Other	176.7	244.9	260.4
Cash flow provided by operating activities before working capital	2,310.7	2,785.8	3,190.4
Trade accounts receivable	992.5	(682.1)	199.9
Inventories	(226.0)	35.2	(728.1)
Biological assets - current assets	(50.1)	224.9	(301.3)
Trade accounts payable	(1,051.3)	1,085.3	644.7
Supply chain finance	170.9	(621.3)	1,335.6
Cash generated by operating activities	2,146.7	2,827.8	4,341.2
Changes in operating assets and liabilities
Investments in securities at FVTPL	(273.7)	7.6	(210.6)
Redemptions of securities at FVTPL	143.7	53.3	218.7
Interest received	177.3	405.5	186.1
Interest on shareholders' equity received	3.6	26.8	41.1
Payment of tax, civil and labor risks	(355.6)	(509.3)	(401.0)
Interest paid	(1,147.4)	(1,323.3)	(786.1)
Payment of income tax and social contribution	(0.7)	(37.1)	(7.1)
Other assets and liabilities	(265.5)	(781.5)	(1,044.9)
Net cash provided by operating activities	428.4	669.8	2,337.4
Net cash provided by operating activities from discontinued operations	(132.7)	(20.4)	(516.3)
Net cash provided by operating activities	295.7	649.4	1,821.1
INVESTING ACTIVITIES
Investments in securities at amortized cost	(213.7)	(97.6)	(172.9)
Redemptions of securities at amortized cost	179.7	118.6	0.0
Investments in securities at FVTOCI	(5.2)	0.0	(66.7)
Redemptions of securities at FVTOCI	140.9	238.3	91.5
Redemptions of (investments in) restricted cash	(249.4)	74.7	1,258.0
Additions to property, plant and equipment	(578.0)	(681.2)	(1,114.0)
Additions to biological assets - non-current assets	(845.3)	(681.7)	(743.4)
Proceeds from disposals of property, plant and equipment	261.5	150.3	309.6
Additions to intangible assets	(20.5)	(51.0)	(62.1)
Business combination, net of cash acquired	0.0	(1,119.6)	(793.7)
Sale (Acquisition) of participation in joint ventures and associates	3.3	(1.2)	(1.2)
Net cash used in investing activities	(1,326.7)	(2,050.4)	(1,294.9)
Net cash used in investing activities from discontinued operations	(89.2)	(84.1)	(2,865.0)
Net cash used in investing activities	(1,415.9)	(2,134.5)	(4,159.9)
FINANCING ACTIVITIES
Proceeds from debt issuance	6,500.1	8,020.2	8,279.8
Repayment of debt	(6,224.0)	(7,332.5)	(2,972.6)
Treasury shares disposed	0.0	509.9	6.4
Treasury shares acquired	0.0	0.0	(543.3)
Payments of interest on shareholders' equity and dividends	0.0	0.0	(1,176.3)
Commercial leasing	(102.4)	(149.9)	0.0
Net cash provided by financing activities	173.7	1,047.7	3,594.0
Net cash provided (used in) by financing activities from discontinued operations	(99.8)	9.4	126.6
Net cash provided by financing activities	73.9	1,057.1	3,720.6
EFFECT ON EXCHANGE RATE VARIATION ON CASH AND CASH EQUIVALENTS	71.5	81.9	(387.9)
Net increase (decrease) in cash and cash equivalents	(974.8)	(346.1)	994.0
At the beginning of the year	6,010.8	6,356.9	5,362.9
At the end of the year	R$ 5,036.0	R$ 6,010.8	R$ 6,356.9